Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Operating expenses	$ (270,533)	$ (3,522,908)
Franchise tax expense	(26,218)	(100,000)
Loss from operations	(296,751)	(3,622,908)
Other income (expense):
Change in fair value of redeemable warrant liability	(2,204,822)	7,848,750
Interest income earned on assets held in Trust Account	1,008	9,949
Income (loss) before income tax expense	(2,500,565)	4,235,791
Provision for income taxes	0	0
Net income (loss)	$ (2,500,565)	$ 4,235,791
Common Class A [Member]
Other income (expense):
Basic and diluted net income (loss) per share	$ (4.18)	$ 0.10
Common Class B [Member]
Other income (expense):
Basic and diluted net income (loss) per share	$ (4.18)	$ 0.10